CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance cost paid	¥ 120,099
Capped call option	373,139
Supplemental disclosure of cash flow information
Income taxes paid	1,671,712	$ 235,456	¥ 1,252,830	¥ 1,139,981
Interest expense paid	249,060	35,079	177,457	126,813
Supplemental disclosure on non-cash information
Cash dividends declared in payables	7	1	730	321
Purchase of property and equipment included in payables	1,397,015	196,765	1,212,476	980,801
Purchase of property and equipment using prepayments recorded in other non-current assets	20,930	2,948	6,957	19,723
Purchase of land use rights using prepayments recorded in other non-current assets	¥ 254,335	$ 35,822	174,117	¥ 206,050
Acquisition consideration paid through offsetting receivables from seller			¥ 22,942